Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2018
Statements of Financial Position:
Noncurrent assets	₱ 565,415	₱ 559,447	₱ 539,396
Current assets	69,413	63,828	70,123
Noncurrent liabilities	347,602	318,078	302,460
Current liabilities	159,143	188,462	196,673
Equity	128,083	116,735	110,386	₱ 113,961
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,274	33,783
Carrying value of investments in associates	19,151	18,981			₱ 1,664
Additional Information:
Cash and cash equivalents	11,866	10,011	₱ 16,177	₱ 25,211
VTI, Bow Arken and Brightshare [Member]
Statements of Financial Position:
Noncurrent assets	77,344	77,849
Current assets	4,486	5,231
Noncurrent liabilities	9,448	9,475
Current liabilities	2,651	2,395
Equity	69,731	71,209
Carrying amount of assets in VTI, Bow Arken and Brightshare	32,990	33,675
Additional Information:
Cash and cash equivalents	2,006	3,010
Current financial liabilities	122	81
Satventures Inc /Cignal TV [Member]
Statements of Financial Position:
Noncurrent assets	22,546	22,710
Current assets	6,596	8,578
Noncurrent liabilities	1,350	2,146
Current liabilities	13,188	13,787
Equity	14,604	15,355
Carrying value of investments in associates	8,706	9,186
Additional Information:
Cash and cash equivalents	405	588
Current financial liabilities	4,077	2,736
Noncurrent financial liabilities	965	1,210
MIH [Member]
Statements of Financial Position:
Noncurrent assets	9,798	7,241
Current assets	30,261	29,815
Noncurrent liabilities	1,523	798
Current liabilities	29,499	29,461
Equity	9,037	6,797
Carrying value of investments in associates	7,411	6,731
Additional Information:
Cash and cash equivalents	7,375	8,565
Current financial liabilities	₱ 29,194	₱ 29,274